Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	25,200,000	25,200,000
Ordinary shares, shares issued	[1]	2,011,277	1,601,250
Ordinary shares, shares outstanding	[1]	2,011,277	1,601,250
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	2,800,000	2,800,000
Ordinary shares, shares issued	[1]	490,000	700,000
Ordinary shares, shares outstanding	[1]	490,000	700,000

[1]	Shares presented on a retrospective basis to reflect the Reverse Stock Split (see Note 13)